JPMorgan Active Developing Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Argentina — 0.6%
Vista Energy SAB de CV, ADR *	1,102	49,260
YPF SA, ADR *	1,547	51,886
		101,146
Brazil — 8.0%
B3 SA - Brasil Bolsa Balcao	64,468	144,604
Banco BTG Pactual SA	14,634	102,316
Banco do Brasil SA	23,404	82,673
BB Seguridade Participacoes SA	2,866	17,223
Embraer SA, ADR	1,295	74,566
Itau Unibanco Holding SA, ADR	15,768	98,865
Itau Unibanco Holding SA (Preference)	3,195	19,959
MercadoLibre, Inc. *	112	265,876
NU Holdings Ltd., Class A *	12,859	157,137
Petroleo Brasileiro SA, ADR	7,707	89,555
Petroleo Brasileiro SA (Preference)	24,869	144,563
TIM SA	19,400	71,474
WEG SA	4,202	27,765
		1,296,576
China — 26.0%
Advanced Micro-Fabrication Equipment, Inc., Class A	2,329	63,665
Alibaba Group Holding Ltd., ADR	178	21,472
Alibaba Group Holding Ltd.	14,760	221,913
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,042	59,948
BYD Co. Ltd., Class A	3,600	52,220
China Mengniu Dairy Co. Ltd.	42,032	87,469
China Merchants Bank Co. Ltd., Class H	20,699	134,319
China Pacific Insurance Group Co. Ltd., Class H	12,121	48,816
China Petroleum & Chemical Corp., Class H	113,134	66,390
China Yangtze Power Co. Ltd., Class A	17,200	66,429
Contemporary Amperex Technology Co. Ltd., Class A	6,300	230,079
ENN Energy Holdings Ltd.	13,900	113,285
Full Truck Alliance Co. Ltd., ADR	8,671	100,150
Fuyao Glass Industry Group Co. Ltd., Class H (a)	34,852	251,268
H World Group Ltd., ADR	2,124	66,311
Haidilao International Holding Ltd. (a)	29,245	51,843
Haier Smart Home Co. Ltd., Class A	10,700	36,761
Haier Smart Home Co. Ltd., Class H	21,722	68,433
Huaming Power Equipment Co. Ltd., Class A	14,600	35,573
Huayu Automotive Systems Co. Ltd., Class A	9,600	23,348
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	18,500	70,249
JD.com, Inc., Class A	2,091	32,958
KE Holdings, Inc., ADR	5,650	104,073
Meituan * (a)	4,800	74,052
Midea Group Co. Ltd., Class A	27,900	270,966
Montage Technology Co. Ltd., Class A	6,749	79,260
NetEase, Inc.	10,595	276,977
PetroChina Co. Ltd., Class H	110,116	107,609

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Ping An Insurance Group Co. of China Ltd., Class H	13,972	95,923
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	35,196
Shenzhou International Group Holdings Ltd.	19,783	142,374
Tencent Holdings Ltd.	11,889	832,375
Tencent Music Entertainment Group, ADR	4,761	99,933
Trip.com Group Ltd., ADR	1,313	81,340
Wuliangye Yibin Co. Ltd., Class A	3,200	53,690
Yum China Holdings, Inc.	1,838	85,798
		4,242,465
Greece — 1.9%
National Bank of Greece SA	17,461	243,556
Piraeus Financial Holdings SA	9,211	70,827
		314,383
Guatemala — 0.4%
Millicom International Cellular SA	1,610	64,642
Hong Kong — 2.0%
AIA Group Ltd.	12,556	117,074
Hong Kong Exchanges & Clearing Ltd.	1,930	104,449
Techtronic Industries Co. Ltd.	8,301	99,261
		320,784
Hungary — 0.5%
OTP Bank Nyrt.	1,051	85,284
India — 11.1%
Apollo Hospitals Enterprise Ltd.	474	40,411
Bajaj Auto Ltd.	1,135	103,339
Bajaj Finance Ltd.	20,580	205,952
Bharat Electronics Ltd.	14,266	61,976
Bharti Airtel Ltd.	3,135	68,246
Cholamandalam Investment and Finance Co. Ltd.	6,486	106,329
HCL Technologies Ltd.	694	11,569
HDFC Asset Management Co. Ltd. (a)	1,715	110,218
HDFC Bank Ltd., ADR	2,533	194,458
HDFC Bank Ltd.	3,240	74,353
Hindustan Aeronautics Ltd. (a)	821	42,254
ICICI Bank Ltd., ADR	2,239	75,454
Infosys Ltd., ADR (b)	4,106	68,652
MakeMyTrip Ltd. *	646	60,459
Maruti Suzuki India Ltd.	412	59,097
Max Healthcare Institute Ltd.	2,926	41,513
NTPC Ltd.	18,804	71,367
Power Grid Corp. of India Ltd.	36,111	119,375
Shriram Finance Ltd.	28,158	201,670
Tata Consultancy Services Ltd.	1,358	46,833
UltraTech Cement Ltd.	369	51,377
		1,814,902

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — 3.0%
Bank Central Asia Tbk. PT	154,000	77,184
Bank Mandiri Persero Tbk. PT	579,700	157,813
Bank Rakyat Indonesia Persero Tbk. PT	560,500	125,513
Telkom Indonesia Persero Tbk. PT	736,200	129,273
		489,783
Mexico — 3.4%
BBB Foods, Inc., Class A *	1,753	44,737
Grupo Financiero Banorte SAB de CV, Class O	24,275	216,191
Grupo Mexico SAB de CV	7,459	46,533
Southern Copper Corp.	268	25,235
Wal-Mart de Mexico SAB de CV	73,576	216,847
		549,543
Panama — 0.3%
Copa Holdings SA, Class A	475	52,564
Peru — 0.2%
Credicorp Ltd.	137	32,469
Poland — 0.2%
Dino Polska SA * (a)	2,670	35,212
Portugal — 0.4%
Jeronimo Martins SGPS SA	2,518	61,383
Saudi Arabia — 2.5%
Al Rajhi Bank	4,085	103,000
Saudi Arabian Oil Co. (a)	19,152	123,926
Saudi National Bank (The)	17,395	173,586
		400,512
Singapore — 1.2%
Grab Holdings Ltd., Class A *	17,025	83,252
Sea Ltd., ADR *	714	111,848
		195,100
South Africa — 1.9%
Absa Group Ltd.	3,523	34,775
Bid Corp. Ltd.	1,016	25,545
Capitec Bank Holdings Ltd.	428	82,967
FirstRand Ltd.	16,624	70,595
Shoprite Holdings Ltd.	955	13,919
Standard Bank Group Ltd.	6,557	84,372
		312,173
South Korea — 12.6%
Hana Financial Group, Inc.	1,901	116,225
Hanwha Aerospace Co. Ltd.	335	239,007
Hanwha Vision Co. Ltd. *	415	18,240
Hyundai Motor Co.	492	74,847
KB Financial Group, Inc.	1,380	109,638
Kia Corp.	3,242	237,220

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Samsung Electronics Co. Ltd.	8,482	432,276
Samsung Electronics Co. Ltd. (Preference)	2,298	94,619
Samsung Fire & Marine Insurance Co. Ltd.	639	201,726
Shinhan Financial Group Co. Ltd.	3,558	173,253
SK Hynix, Inc.	1,759	340,922
SK Telecom Co. Ltd.	451	18,216
		2,056,189
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	8,294	138,330
Taiwan — 18.4%
Accton Technology Corp.	4,514	133,317
ASE Technology Holding Co. Ltd.	33,686	163,357
Delta Electronics, Inc.	5,697	107,321
MediaTek, Inc.	3,033	137,348
Quanta Computer, Inc.	21,250	197,926
Realtek Semiconductor Corp.	10,769	205,913
Taiwan Semiconductor Manufacturing Co. Ltd.	46,991	1,809,120
United Microelectronics Corp.	10,147	14,060
Wistron Corp.	13,319	54,206
Wiwynn Corp.	1,897	173,133
		2,995,701
Thailand — 0.9%
SCB X PCL, NVDR	37,500	144,868
Turkey — 2.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	31,714	145,861
BIM Birlesik Magazalar A/S	4,867	63,603
Ford Otomotiv Sanayi A/S	20,710	48,476
Turkiye Garanti Bankasi A/S	14,494	50,815
Yapi ve Kredi Bankasi A/S *	36,695	30,347
		339,102
United States — 0.9%
ExlService Holdings, Inc. *	1,448	62,887
Globant SA *	343	28,901
Monolithic Power Systems, Inc.	80	56,899
		148,687
Total Common Stocks (Cost $14,219,584)		16,191,798
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d)(Cost $68,889)	68,889	68,889

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.7% (Cost $14,288,473)		16,260,687
Other Assets in Excess of Liabilities — 0.3%		45,928
NET ASSETS — 100.0%		16,306,615

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $66,579.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	19.0%
Semiconductors & Semiconductor Equipment	18.0
Technology Hardware, Storage & Peripherals	5.9
Interactive Media & Services	5.1
Oil, Gas & Consumable Fuels	3.9
Automobiles	3.5
Aerospace & Defense	3.5
Broadline Retail	3.3
Consumer Finance	3.2
Entertainment	3.0
Insurance	3.0
Capital Markets	2.8
Consumer Staples Distribution & Retail	2.8
Hotels, Restaurants & Leisure	2.6
Household Durables	2.3
Automobile Components	1.7
Electrical Equipment	1.6
Wireless Telecommunication Services	1.4
Ground Transportation	1.1
Food Products	1.0
IT Services	1.0
Others (each less than 1.0%)	9.9
Short-Term Investments	0.4

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$101,146	$—	$—	$101,146
Brazil	1,296,576	—	—	1,296,576
China	559,077	3,683,388	—	4,242,465
Greece	—	314,383	—	314,383
Guatemala	64,642	—	—	64,642
Hong Kong	—	320,784	—	320,784
Hungary	—	85,284	—	85,284
India	399,023	1,415,879	—	1,814,902

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indonesia	$—	$489,783	$—	$489,783
Mexico	549,543	—	—	549,543
Panama	52,564	—	—	52,564
Peru	32,469	—	—	32,469
Poland	—	35,212	—	35,212
Portugal	—	61,383	—	61,383
Saudi Arabia	—	400,512	—	400,512
Singapore	195,100	—	—	195,100
South Africa	39,464	272,709	—	312,173
South Korea	—	2,056,189	—	2,056,189
Spain	—	138,330	—	138,330
Taiwan	—	2,995,701	—	2,995,701
Thailand	—	144,868	—	144,868
Turkey	63,603	275,499	—	339,102
United States	148,687	—	—	148,687
Total Common Stocks	3,501,894	12,689,904	—	16,191,798
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	68,889	—	—	68,889
Total Investments in Securities	$3,570,783	$12,689,904	$—	$16,260,687
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$—	$437,373	$368,484	$—	$—	$68,889	68,889	$2,185	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.